Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax	$ (20)	$ 2
Accumulated other comprehensive income (loss) related to cash flow hedges	10,876	9,703	$ 9,491
Amount reclassified	7	0
Reclassified within next twelve months	$ (8)
Maximum term for hedges (in years)	2 years
Provision for bad debts	$ 46	$ 22	$ 21
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)	60 days	60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	4.00%	5.00%
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income (loss) related to cash flow hedges	$ (18)	$ 2